Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowances for receivables	$ 1,259	$ 601
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	44,000,000	44,000,000
Common Stock, shares issued	10,066,789	9,718,351
Common Stock in treasury	501,207	495,537